SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued warranty expense	$ 11,615	$ 17,699	$ 15,694
Accrued litigation costs	2,040,292	2,040,292	247,984
Accrued sales commissions			55,000
Accrued payroll and related fringes	585,030	367,826	504,020
Accrued sales returns and allowances	93,170	117,713	118,026
Accrued taxes	116,463	150,981	46,408
Accrued interest - related party	385,390	95,031
Customer deposits	227,885	219,462
Other	136,835	260,326	103,835
Total accrued expenses	$ 3,596,680	$ 3,269,330	$ 1,090,967